Cover	Dec. 05, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2019
Entity File Number	001-32871
Entity Registrant Name	Comcast Corporation
Entity Central Index Key	0001166691
Entity Tax Identification Number	27-0000798
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	One Comcast Center
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	(215)
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class Common Stock 0. 01 Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
Sec 2. 0 Exchangeable Subordinated Debentures Due 2029 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE
Sec 5. 50 Notes Due 2029 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
Sec 9. 455 Guaranteed Notes Due 2022 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	9.455% Guaranteed Notes due 2022
Trading Symbol	CMCSA/22
Security Exchange Name	NYSE